Combined Prospectus - Combined Prospectus: 1	Jun. 20, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value
Amount of Securities Previously Registered | shares	90,365
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 141,932,871.63
Form Type	S-11
File Number	333-287930
Initial Effective Date	Jun. 20, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the Prospectus included in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the registration statement on Form S-11 (File No. 333-287930), originally filed with the Securities and Exchange Commission (the “SEC”) on June 10, 2025, subsequently declared effective by the SEC on June 20, 2025, and post-effectively amended on March 5, 2026 (the “Prior Registration Statement”).

The Prior Registration Statement related to an aggregate of 100,043,323 shares of Common Stock (or 277,898 shares of Common Stock taking into account the September 2025 Reverse Stock Split, the November 2025 Reverse Stock Split, the January 2026 Reverse Stock Split, the April 2026 Reverse Stock Split, and the June 2026 Reverse Stock Split), of which 90,365 shares of Common Stock remain unissued (taking into account the September 2025 Reverse Stock Split, the November 2025 Reverse Stock Split, the January 2026 Reverse Stock Split, the April 2026 Reverse Stock Split, and the June 2026 Reverse Stock Split). No registration fee is payable in connection with 90,365 shares of Common Stock because such securities are being transferred from the Prior Registration Statement pursuant to Rule 429(b) under the Securities Act. See “Explanatory Note” in this Registration Statement.